Income Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019	Jun. 06, 2018	Jun. 30, 2019
Net Income	$ (3,965)		$ 11,356		$ 24,530
Predecessor [Member] | NPS Holdings Limited [Member]
Weighted average basic common shares outstanding		348,524,566		348,524,566
Dilutive potential common shares		21,475,434		21,475,434
Weighted average dilutive common shares outstanding		370,000,000		370,000,000
Net Income		$ 1,283		$ 6,736
Basic: Less: Earnings allocated to participating securities		(6)		192
Basic: Net income available to basic common shares		$ 1,277		$ 6,928
Basic: Basic earnings per common share		$ 0.00		$ 0.02
Diluted : Less: Earnings allocated to participating securities		$ (6)		$ 181
Diluted : Net income available to diluted common shares		$ 1,277		$ 6,917
Diluted : Diluted earnings per common share		$ 0.00		$ 0.02
Ordinary Shares, Total		$ 0.00		$ 0.02
Add-back : Ordinary shares, As reported - basic		348,524,566		348,524,566
Diluted EPS - Ordinary shares		370,000,000		370,000,000
Diluted EPS- Ordinary shares		$ 0.00		$ 0.02
Successor [Member]
Weighted average basic common shares outstanding	85,562,769		86,896,779		86,895,285
Weighted average dilutive common shares outstanding	85,562,769		86,896,779		86,895,285
Net Income	$ (3,965)		$ 11,356		$ 24,530
Basic: Basic earnings per common share	$ (0.05)		$ 0.13		$ 0.28
Diluted : Diluted earnings per common share	(0.05)		$ 0.13		$ 0.28
Ordinary Shares
Non-vested participating shares
Undistributed Successor Period Earnings			11,356		24,530
Allocation of Undistributed Earnings to Ordinary Shares			11,151		24,086
Allocation of Undistributed Earnings to Nonvested Shares			$ 205		$ 444
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings			0.13		0.28
Ordinary Shares, Total	$ (0.05)		$ 0.13		$ 0.28
Undistributed & distributed earnings to ordinary shareholders, As reported - basic			$ 11,151		$ 24,086
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to nonvested shareholders			205		444
Add-back : Undistributed & distributed earnings to ordinary shareholders, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Undistributed & distributed earnings to ordinary shareholders, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to nonvested shareholders			(205)		(444)
Diluted EPS - Ordinary shares			$ 11,151		$ 24,086
Add-back : Ordinary shares, As reported - basic	85,562,769		86,896,779		86,895,285
Add-back : Ordinary shares, Undistributed earnings allocated to nonvested shareholders
Add-back : Ordinary shares, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Ordinary shares, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Diluted EPS - Ordinary shares	85,562,769		86,896,779		86,895,285
Diluted EPS- Ordinary shares	$ (0.05)		$ 0.13		$ 0.28